Group statement of changes in equity - USD ($) $ in Millions		Total	Adjustment for transition to new accounting pronouncements	Revision to opening balance	Total	Total Adjustment for transition to new accounting pronouncements	Total Revision to opening balance	Share capital	Share capital Revision to opening balance	Share premium account	Share premium account Revision to opening balance	Other reserves	Other reserves Revision to opening balance	Retained earnings	Retained earnings Adjustment for transition to new accounting pronouncements	Retained earnings Revision to opening balance	Non-controlling interests	Non-controlling interests Revision to opening balance
Opening balance at Dec. 31, 2020		$ 51,903			$ 47,054			$ 3,988		$ 4,314		$ 11,960		$ 26,792			$ 4,849
Total comprehensive income for the period		13,103			12,342							(466)		12,808			761
Currency translation arising on Rio Tinto Limited's share capital		(82)			(82)			(82)
Dividends	[1]	(6,842)			(6,435)									(6,435)			(407)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(17)			(17)							(13)		(4)
Change in equity interest held by Rio Tinto (refer to note 11)		0			37									37			(37)
Treasury shares reissued and other movements		6			6					6
Equity issued to holders of non-controlling interests (refer to note 11)		28															28
Employee share awards charged to the income statement		70			70							28		42
Closing balance at Jun. 30, 2021		58,169			52,975			3,906		4,320		11,509		33,240			5,194
Opening balance at Dec. 31, 2021		56,590	$ (17)	$ 56,573	51,432	$ (17)	$ 51,415	3,777	$ 3,777	4,320	$ 4,320	9,998	$ 9,998	33,337	$ (17)	$ 33,320	5,158	$ 5,158
Total comprehensive income for the period		8,495			8,063							(1,457)		9,520			432
Currency translation arising on Rio Tinto Limited's share capital		(185)			(185)			(185)
Dividends	[1]	(7,850)			(7,584)									(7,584)			(266)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[2]	(6)			(6)							(3)		(3)
Change in equity interest held by Rio Tinto (refer to note 11)		0			(484)									(484)			484
Treasury shares reissued and other movements		2			2					2
Equity issued to holders of non-controlling interests (refer to note 11)		22			(711)									(711)			733
Employee share awards charged to the income statement		47			47							24		23
Closing balance at Jun. 30, 2022		$ 57,098			$ 50,557			$ 3,592		$ 4,322		$ 8,562		$ 34,081			$ 6,541

[1]	Dividends per share announced or paid during the period are summarised below:

For six months ended 30 June	2022 US$m	2021 US$m
Dividends per share: Ordinary - paid during the period	417.0c	309.0c
Dividends per share: Special - paid during the period	62.0c	93.0c
Ordinary dividends per share: announced with the results for the period	267.0c	376.0c
Special dividends per share: announced with the results for the period	—	185.0c

[2]	Net of contributions received from employees for share awards.